Description of Business and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Disclosure Of Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies
Description of Business and Summary of Significant Accounting Policies

1.1 Reporting Entity

Spark Networks SE (“Spark Networks” or the “Company”) is domiciled in Germany. The Company’s office is located at Kohlfurter Str. 41/43, 10999 Berlin, registered with the commercial register (Handelsregister) of the local court (Amtsgericht) of Munich, Germany, under HRB 232591. The Group consists of Spark Networks SE (“Spark Networks”) and its consolidated subsidiaries. The Group is a global operator of online dating websites and targets professionals and university-educated singles who are looking for a serious, long-term relationship. The Group reports two reportable segments – North America and International – and operates a portfolio of premium brands including EliteSingles, Jdate, Christian Mingle, SilverSingles, eDarling, JSwipe, and AttractiveWorld in 29 countries and 15 languages. The American Depositary Shares (“ADSs”) of Spark Networks SE, each representing one-tenth of an ordinary share, €1.00 nominal value per share, of Spark Networks SE, are publicly listed on the NYSE American exchange under the ticker symbol “LOV.”

The Group was formed in 2017 through the merger of Affinitas GmbH (“Affinitas”) and Spark Networks, Inc. (“Spark”) with Affinitas as the accounting acquirer and, therefore, the accounting predecessor of Spark Networks. As such, these unaudited condensed interim consolidated financial statements are presented using the pre-combination book values (including comparatives) from the unaudited condensed interim consolidated financial statements of Affinitas. The merger with Spark, which became effective on November 2, 2017, is accounted for as a business combination using the acquisition method.

1.2 Basis of Accounting

These unaudited condensed interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These unaudited condensed interim consolidated financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting, and should be read in conjunction with the Group’s last annual consolidated financial statements as of and for the year ended December 31, 2017, included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2017 (the “2017 Form 20-F”), filed with the Securities and Exchange Commission on April 25, 2018, as amended. These unaudited condensed interim consolidated financial statements do not include all of the information required for a complete set of IFRS financial statements. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

With the exception of the standards, interpretations, and amendments of standards and interpretations that are effective for the first time in the financial year (see Note 1.6 – New standards, interpretations and amendments to standards and interpretations) and the treatment of income tax expenses in accordance with IAS 34, the accounting policies adopted are consistent with those of the previous financial year as of and for the year ended December 31, 2017, as disclosed in the 2017 Form 20-F.

These unaudited condensed interim consolidated financial statements were authorized for issue by the Company’s management board on August 28, 2018.

1.3 Functional and presentation currency

These unaudited condensed interim consolidated financial statements are presented in euro, which is the Group's presentation currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated. The financial statements of the Group's foreign subsidiaries are prepared using the local currency as the subsidiary's functional currency. The Group translates the assets and liabilities into euro using period-end rates of exchange, and revenue and expenses using average rates of exchange for the period. The resulting translations gain or loss is included in accumulated other comprehensive loss and is excluded from net loss.

1.4 Use of judgments and estimates

In preparing these unaudited condensed interim consolidated financial statements, management has made judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements as of and for the year ended December 31, 2017, as disclosed in the 2017 Form 20-F.

1.5 Basis of measurement

These unaudited condensed interim consolidated financial statements have been prepared on the historical cost basis.

1.6 New standards, interpretations and amendments to standards and interpretations

A number of new standards and amendments to standards are effective for annual periods beginning after January 1, 2019 and earlier application is permitted; however, the Group has not early adopted the following new or amended standards in preparing these unaudited condensed interim consolidated financial statements.

Standard interpretation
IFRS16	Leases
Amendments to IAS 19	Amendments to 'Plan Amendment, Curtailment or Settlement'
Amendments to IAS 28	Amendments to 'Long-term Interest in Associates and Joint Ventures' - Clarifications
Amendments to IFRS 9	Amendments to 'Prepayment Features with Negative Compensation' - Clarifications
Annual Improvements	Annual improvements to IFRS standards 2015-2017 cycle (IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes, IAS 23 Borrowing Costs)
IFRIC 23	Uncertainty over Income Tax Treatments

None of these standards, amendments to standards, or new interpretations are expected to have a significant effect on the unaudited condensed interim consolidated financial statements of the Group (except those discussed below).

The following standards are effective for periods starting after July 1, 2018, which may have an effect on the unaudited condensed interim consolidated financial statements of the Group:

IFRS 16 Leases

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are optional exemptions for short-term leases and leases of low value items. Lessor accounting remains similar to the current standard – i.e. lessors continue to classify leases as finance or operating leases.

IFRS 16 replaces existing leases guidance including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases—Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.
The standard is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted for entities that apply IFRS 15 Revenue from Contracts with Customers at or before the date of initial application of IFRS 16.

Management has assessed the impact of the guidance and expects an immaterial negative impact on its operating results and an increase in its assets and liabilities in the Consolidated Balance Sheet of approximately €1,300 thousand.

The following standards were effective for annual periods starting on January 1, 2018, and were adopted by Group for the first time in the unaudited interim consolidated financial statements:

IFRS 15 Revenue from Contracts with Customers

IFRS 15 establishes a comprehensive framework for determining whether, how much, and when revenue is recognized. It replaces existing revenue recognition guidance, including IAS 18 Revenue, IAS 11 Construction Contracts, and IFRIC 13 Customer Loyalty Programs. IFRS 15 is effective for annual periods beginning on or after January 1, 2018. The Group adopted IFRS 15 as of January 1, 2018 for the first time applying the modified retrospective approach. Under the modified retrospective approach, the Group applied the new standards to all new contracts initiated on/after the effective date, and, for contracts which have remaining obligations as of the effective date, the Group entered an adjustment, if any, to the opening balance of retained earnings account. There is no cumulative impact to the Group’s retained earnings at January 1, 2018 from the adoption of IFRS 15.

Revenue Recognition

According to IFRS 15, the Group accounts for a contract when it has approval and commitment from all parties, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Revenue is recognized when control of the promised services is transferred to our customers, and in an amount that reflects the consideration the Group is contractually due in exchange for those services. The Company’s revenue is primarily derived directly from users in the form of recurring subscriptions. Subscription revenue is presented net of refunds and gross of credit card chargebacks. Subscribers pay in advance, primarily by credit card or through mobile app stores, and subject to certain conditions identified in our terms and conditions. Revenue is initially deferred and is recognized using the straight-line method over the terms of the applicable subscription period, which primarily range from one to twelve months. As permitted under the practical expedient available under IFRS 15, the Company does not disclose the value of unsatisfied performance obligations for contracts with an original duration of one year or less.

The objective of determining the transaction price is to estimate the amount of consideration the Group is due in exchange for services, including amounts that are variable. The Company determines the total transaction price, including an estimate of any variable consideration, at contract inception and reassesses this estimate each reporting period. The Company excludes from the measurement of transaction price all taxes assessed by governmental authorities that are both (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers. Accordingly, such tax amounts are not included as a component of revenue or cost of revenue.

For contracts that have an original duration of one year or less, the Company uses the practical expedient available under IFRS 15 applicable to such contracts and does not consider the time value of money or disclose the transaction price allocated to unfulfilled performance obligations as of the end of the reporting period.

Contract Balances

The contract liability balance consists of advance payments that are received or due in advance of the Company's performance. The Company’s liabilities are reported on a contract by contract basis at the end of each reporting period. The Company generally classifies deferred revenue as current when the term of the applicable subscription period or expected completion of our performance obligation is one year or less. At January 1, 2018, the current deferred income balance of €20,354 thousand was reclassified to the newly created financial statement caption contract liability. The non-current deferred income balance of €23 thousand was reclassified to the newly created financial statement caption non-current contract liability.

Furthermore, the Group recognized a refund liability for estimated refunds resulting from the customer’s statutory right to revoke contracts for a specified period after the contract signing date. At January 1, 2018, the Group reclassified €120 thousand from the financial statement caption other current provisions to the financial statement caption other financial liabilities.

IFRS 9 Financial Instruments

IFRS 9 replaces the provisions of IAS 39 Financial Instruments: Recognition and Measurement ("IAS 39") that relate to the recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets, and hedge accounting. The Group has adopted IFRS 9 as issued by the IASB in July 2014 with a date of transition of January 1, 2018. The adoption of IFRS 9 has resulted in changes in our accounting policies for recognition, classification, and measurement of financial assets and financial liabilities and impairment of financial assets.

As permitted by the transition provisions of IFRS 9, the Group elected not to restate the comparative figures and recognize any adjustment to carrying amounts of financial assets and liabilities to the opening balance of retained earnings. Accordingly, there is no cumulative impact to the Group’s retained earnings at January 1, 2018 from the adoption of IFRS 9.

IFRS 9 also significantly amends other standards dealing with financial instruments such as IFRS 7 Financial Instruments: Disclosures. Since comparative amounts were not restated, the comparative period disclosures repeat those disclosures made in the prior year. Consequently, for notes disclosures, the consequential amendment to IFRS 7 disclosures has only been applied to the current period.

Prior to January 1, 2018, the Group applied IFRS 39 and classified its financial assets and financial liabilities in the following measurement categories:

•	Loans and Receivables (LaR)

•	Other Financial Liabilities (OFL)

•	Liabilities designated at Fair Value (LdaFV)

From January 1, 2018, the Group applied IFRS 9 and classified its financial assets and financial liabilities in the following measurement categories:

•	Fair value through profit or loss (FVPL)

•	Fair value through other comprehensive income (FVOCI); or

•	Amortized cost (AC)

Classification and subsequent measurement of financial assets depends on:

•	The Group’s business model for managing the asset; and

•	The cash flow characteristics of the asset

Based on these factors, the Group classifies its financial assets into one of the following three measurement categories:

•
Amortized costs: Assets that are held for collection of contractual cash flows where cash flows represent solely payments of principal interest (SPPI), and that are not designated at FVPL, are measured at amortized cost. The carrying amount of these assets is adjusted by any expected credit loss allowance recognized accordingly. Interest income from these financial assets is included in “interest and similar income” using the effective interest rate method.

•
Fair value through other comprehensive income (FVOCI): Financial assets that are held for collection of contractual cash flows and for selling the assets, where the assets cash flows represent solely payments of principal and interest, and that are not designated at FVPL, are measured at fair value through other comprehensive income (FVOCI). Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses on the instruments amortized cost which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in “Net investment income.” Interest income from these financial assets is included in “Interest Income” using the effective interest rate method.

•
Fair value through profit or loss: Assets that do not meet the criteria for amortized cost or FVOCI are measured at fair value through profit or loss. A gain or loss on debt investment that is subsequently measured at fair value through profit or loss and is not part of a hedging relationship is recognized in the profit or loss and presented in the profit or loss statement within “Net trading income” in the period in which it arises, unless it arises from debt instruments that were designated at fair value or which are not held for trading.

The Group's financial liabilities satisfy the conditions for classification at amortized cost.

The following table shows the classification of financial assets and liabilities in accordance with IFRS 9:

January 1, 2018 (in € thousands)	Classification pursuant to IAS 39	Carrying amount	Classification pursuant to IFRS 9	Carrying amount
Deposits	LaR	20	AC	20
Other receivables	LaR	3	AC	3
Other non-current financial assets		23		23
Trade receivables	LaR	6,814	AC	6,814
Deposits	LaR	2,099	AC	2,099
Other receivables	LaR	1,057	AC	1,057
Other current financial assets		3,156		3,156
Cash and cash equivalents	LaR	8,214	AC	8,214
Total financial assets		18,207		18,207
Borrowings	OFL	5,850	AC	5,850
Trade payables	OFL	11,489	AC	11,489
Other liabilities	OFL	6,515	AC	6,515
Other current financial liabilities		6,515		6,515
Total financial liabilities		23,854		23,854

Credit risk

The Company is exposed to credit risk if counterparties fail to make payments as they fall due in respect of payment of trade receivables specifically relating to receivables from chargebacks
The Company considers the probability of default upon initial recognition of asset and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period. To assess whether there is a significant increase in credit risk the Company compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition. It considers available reasonable and supportive forwarding-looking information. Macroeconomic information (such as market interest rates or growth rates) is incorporated as part of the internal rating model.